INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Less Than 12 Months Fair value		$ 16,922	$ 7,207
Less than 12 Months Unrealized losses		75	18
12 Months or More Fair value		0	0
12 Months or More Unrealized losses		0	0
Total Fair value		16,922	7,207
Total Unrealized losses		75	18
US Government Agencies Debt Securities [Member]
Securities available for sale:
Less Than 12 Months Fair value	9,069	5,959
Less than 12 Months Unrealized losses	519	45
12 Months or More Fair value	0	0
12 Months or More Unrealized losses	0	0
Total Fair value	9,069	5,959
Total Unrealized losses	519	45
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Less Than 12 Months Fair value	11,537	10,286	7,207
Less than 12 Months Unrealized losses	213	30	18
12 Months or More Fair value	0	0	0
12 Months or More Unrealized losses	0	0	0
Total Fair value	11,537	10,286	7,207
Total Unrealized losses	213	30	18
Municipal Bonds [Member]
Securities available for sale:
Less Than 12 Months Fair value	2,767	677
Less than 12 Months Unrealized losses	109	1
12 Months or More Fair value	0	0
12 Months or More Unrealized losses	0	0
Total Fair value	2,767	677
Total Unrealized losses	109	1
Temporarily Impaired Securities [Member]
Securities available for sale:
Less Than 12 Months Fair value	23,373	16,245
Less than 12 Months Unrealized losses	841	75
12 Months or More Fair value	0	0
12 Months or More Unrealized losses	0	0
Total Fair value	23,373	16,245
Total Unrealized losses	$ 841	$ 75